Expense Example - Spirit of America Energy Fund	Mar. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 717
Expense Example, with Redemption, 3 Years	1,016
Expense Example, with Redemption, 5 Years	1,336
Expense Example, with Redemption, 10 Years	2,242
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	2,565
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,489